Related party disclosures	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Related party disclosures
32. Related party disclosures

	2021 $m	2020 $m	2019 $m
Total compensation of key management personnel
Short-term employment benefits	19.3	10.5	15.8
Contributions to defined contribution pension plans	0.5	0.3	0.5
Equity compensation benefits a	8.1	2.3	12.1
	27.9	13.1	28.4

a	As measured in accordance with IFRS 2 ‘Share-based Payment’.
There were no other transactions with key management personnel during the years ended 31 December 2021, 2020 or 2019. Key management personnel comprises the Board and Executive Committee.

	2021 $m	2020 $m	2019 $m
Associates
Fee revenue from associates	3	1	10
Amounts owed by associates	11	11	3
Amounts owed to associates	–	(4)	(4)
The Group has given a guarantee of $12m (2020: $12m) against the bank loan of one associate (see note 31) and has a performance guarantee with a maximum exposure remaining of $10m (2020: $10m) for another associate.
The Group funds shortfalls in owner returns relating to the Barclay associate (see note 17). In addition, loans both to and from the Barclay associate of $237m (2020: $237m) are offset in accordance with the provisions of IAS 32 ‘Financial Instruments: Presentation’ and presented net in the Group statement of financial position. Interest payable and receivable under the loans is equivalent (average interest rate of 0.9% in 2021 (2020: 0.8%)) and presented net in the Group income statement. $18m was provided in 2021 in relation to settlement of a commercial dispute regarding owner returns during the pandemic (see note 6).